FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Financial Assets Measured at Fair Value
The following tables summarize financial assets measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value, as of December 31, 2025 and 2024, respectively:

Assets Measured at Fair Value on a Recurring Basis at December 31, 2025
	Level 1	Total
Money market fund	$1,667,814	$1,667,814
Mutual funds	142,541,848	142,541,848
Common stock	4,125,772	4,125,772
Self-directed brokerage account	4,901,114	4,901,114
Total assets in the fair value hierarchy	$153,236,548	153,236,548
Investments measured at NAV		1,920,783
Total investments at fair value		$155,157,331

Assets Measured at Fair Value on a Recurring Basis at December 31, 2024
	Level 1	Total
Money market fund	$1,916,826	$1,916,826
Mutual funds	120,806,330	120,806,330
Common stock	4,915,044	4,915,044
Self-directed brokerage account	4,105,258	4,105,258
Total assets in the fair value hierarchy	$131,743,458	131,743,458
Investments measured at NAV		2,176,345
Total investments at fair value		$133,919,803
The following tables summarize investments measured at fair value based on NAV per share at December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common Collective Trust - Galliard Retirement Income Fund 45(1)	$1,920,783	N/A	Daily or monthly	None or 5 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common Collective Trust - Galliard Retirement Income Fund 45(1)	$2,176,345	N/A	Daily or monthly	None or 5 days

(1) Galliard Retirement Income Fund is an open-end fund incorporated in the United States that will be invested in the Galliard Managed Income Fund. This fund seeks to provide safety of principal, adequate liquidity and competitive yield with low return volatility.